Report of the directors financial review risk report - Scenario weightings (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Downside scenarios | – United Kingdom
Disclosure of financial assets [line items]
Probability	25.00%
Downside scenario , worst outcome
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Downside scenario , worst outcome | – United Kingdom
Disclosure of financial assets [line items]
Probability	20.00%	10.00%
Downside scenario , worst outcome | – France
Disclosure of financial assets [line items]
Probability	20.00%	10.00%
Downside scenario, additional
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside scenario, additional | – United Kingdom
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside scenario, additional | – France
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Upside scenario
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Upside scenario | – United Kingdom
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Upside scenario | – France
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Central scenario
Disclosure of financial assets [line items]
Probability	75.00%	75.00%
Central scenario | – United Kingdom
Disclosure of financial assets [line items]
Probability	65.00%	75.00%
Central scenario | – France
Disclosure of financial assets [line items]
Probability	65.00%	75.00%